Employees - Summary of Charge to Operating Profit (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Current service cost	€ (220)	€ (245)	€ (226)
Employee contributions	17	18	17
Special termination benefits	(16)	(4)	(6)
Past service cost including (losses)/gains on curtailments	(41)	23	32
Settlements		4	(2)
Defined contribution plans	(179)	(195)	(187)
Total operating cost	(439)	(399)	(372)
Finance income/(cost)	(25)	(96)	(94)
Net impact on the income statement (before tax)	€ (464)	€ (495)	€ (466)